FAIR VALUE AND RISK MANAGEMENT - Risk Management - Foreign exchange risk (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Foreign exchange risk
Risk Management
Foreign currency denominated net assets	$ 6,700.0
Change in foreign currency rate	1.00%
Foreign exchange risk | Europe | Unsecured Debentures | Hedges of net investment in foreign operations
Risk Management
Hedging instrument, liabilities	$ 1,500.0
Foreign exchange risk | Europe | Unsecured Term Loan | Hedges of net investment in foreign operations
Risk Management
Hedging instrument, liabilities	300.0
Foreign exchange risk | Europe | Unsecured Term Loan and Related Derivative | Hedges of net investment in foreign operations
Risk Management
Hedging instrument, liabilities	89.4
Foreign exchange risk | United States | Unsecured Debentures | Hedges of net investment in foreign operations
Risk Management
Hedging instrument, liabilities	650.0
US dollar exchange risk
Risk Management
Gain (loss) on change in value of foreign currency exchange rate	47.0
Effect of exchange rate changes on revenue	3.1
Euro exchange risk
Risk Management
Gain (loss) on change in value of foreign currency exchange rate	20.1
Effect of exchange rate changes on revenue	$ 1.6